INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES

7.INVENTORIES

	December 31, 2025	December 31, 2024
Stockpiled mineralized material	$1,482,252	$—
Work-in-process	5,515,887	—
Finished goods	1,188,739	—
Supplies and consumables	630,390	—
	$8,817,268	$—

No write-downs or reversals were recognized during the year ended December 31, 2025. For the period from November 13, 2025 to December 31, 2025, the Company recognized $5,671,431 of inventory cost in operating expenses.